Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002893
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class AAA
C000002895
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class C
Average Annual Return, Percent	25.66%		37.61%	15.23%	13.62%
C000002896
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class I
C000002892
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class A
Average Annual Return, Percent	19.83%		31.63%	14.73%	13.80%
Without Sales Load [Member] | C000002893
Average Annual Return [Line Items]
Average Annual Return, Percent	27.13%		39.66%	16.10%	14.48%
Without Sales Load [Member] | C000002896
Average Annual Return [Line Items]
Average Annual Return, Percent	27.29%		39.99%	16.39%	14.76%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.70%		33.48%	19.34%	16.33%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.70%		33.48%	19.34%	16.33%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.70%		33.48%	19.34%	16.33%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.70%		33.48%	19.34%	16.33%